Plant and Equipment - Schedule of Cash Payments to Purchase Plant and Equipment (Details)	12 Months Ended
	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Schedule of Cash Payments to Purchase Plant and Equipment [Abstract]
Purchase of plant and equipment	RM 1,126,633	$ 277,427	RM 25,535,714
Financed by way of hire purchase arrangements	(300,300)	(73,947)	(250,000)
Other payables			(24,023,094)
Cash payments on purchase of plant and equipment	RM 826,333	$ 203,480	RM 1,262,620